SEGMENT REPORTING - Operating income from segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SEGMENT REPORTING
Total net revenues	¥ 34,474,814	$ 4,723,872	¥ 24,903,166	¥ 13,292,982
Depreciation and amortization expenses	(1,190,037)	(163,063)	(604,580)	(391,936)
Operating loss	3,538,061	484,798	3,025,618	1,156,179
PRC Segment | Operating segment
SEGMENT REPORTING
Total net revenues	34,336,827	4,704,964	24,870,496	13,292,982
Depreciation and amortization expenses	(1,177,234)	(161,309)	(600,914)	(391,936)
Operating loss	¥ 3,469,826	$ 475,448	¥ 3,083,213	¥ 1,265,603